Major Consolidated Entities (Details Narrative) - Eros International Media Limited	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of information about consolidated structured entities [line items]
Rate of reduction of holdings	62.39%	60.13%
Rate of security pledged against certain borrowings	47.74%
Change in shareholding, description	The change in shareholding was due to exercise of 0.11% ESOP by the employees and purchase of 2.37% shares in open market.